Condensed consolidated statement of financial position R in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Assets
Non-current assets	$ 5,214.0	R 73,515.5	$ 4,859.2	R 69,727.7	$ 4,875.1	R 66,933.4
Property, plant and equipment	4,023.8	56,735.0	3,802.0	54,558.2	3,875.1	53,204.7
Right-of-use assets	27.1	382.3
Goodwill	489.0	6,894.2	480.1	6,889.6	510.7	7,012.2
Equity-accounted investments	272.4	3,840.8	260.2	3,733.9	195.5	2,683.7
Other investments	28.3	398.6	10.9	156.0
Environmental rehabilitation obligation funds	312.2	4,402.3	278.7	3,998.7	259.5	3,562.4
Other receivables	55.8	786.2	21.9	314.4	21.2	290.6
Deferred tax assets	5.4	76.1	5.4	76.9	13.1	179.8
Current assets	1,829.0	25,787.8	1,059.0	15,195.3	1,030.7	14,150.6
Inventories	1,004.8	14,167.8	369.0	5,294.8	308.5	4,235.2
Trade and other receivables	363.3	5,122.9	476.2	6,833.0	459.9	6,314.8
Other receivables, current	3.5	49.4	2.5	35.2	2.6	35.2
Tax receivable	23.2	326.6	33.7	483.2	14.3	195.8
Non-current assets held for sale	8.6	120.7			92.5	1,270.0
Cash and cash equivalents	425.6	6,000.4	177.6	2,549.1	152.9	2,099.6
Total assets	7,043.0	99,303.3	5,918.2	84,923.0	5,905.8	81,084.0
Equity and liabilities
Total equity	2,146.7	30,265.5	1,723.2	24,724.4	1,858.2	25,512.8
Non-current liabilities	3,447.8	48,613.7	3,175.3	45,566.0	3,490.4	47,921.7
Borrowings, non-current	1,537.4	21,676.8	1,276.4	18,316.5	2,065.4	28,358.0
Derivative financial instrument	67.4	950.6	28.5	408.9	22.7	311.1
Lease liabilities, non-current	20.4	287.8
Environmental rehabilitation obligation and other provisions	578.3	8,154.4	438.6	6,294.2	356.8	4,898.7
Post-retirement healthcare obligation	0.4	5.2	0.4	5.6	0.8	11.1
Occupational healthcare obligation	76.6	1,080.2	81.1	1,164.2	77.5	1,063.5
Non-current portion of share-based payment obligations	12.7	178.6	11.8	168.9	31.0	425.0
Other payables	207.0	2,919.0	176.3	2,529.2	291.0	3,995.7
Deferred revenue, noncurrent	432.4	6,096.9	454.7	6,525.3
Deferred tax liabilities	515.2	7,264.2	707.5	10,153.2	645.2	8,858.6
Total current liabilities	1,448.5	20,424.1	1,019.7	14,632.6	557.2	7,649.5
Borrowings, current	385.9	5,441.3	431.2	6,188.2	24.3	334.3
Lease liabilities, current	7.4	104.9
Occupational healthcare obligation, current	17.8	251.2	7.7	109.9	11.0	150.6
Share-based payment obligations, current	4.2	59.7	4.0	56.8	2.3	31.0
Trade and other payables	793.6	11,189.3	547.5	7,856.3	497.8	6,834.4
Other payables, current	47.5	669.5	21.1	303.3	3.1	41.9
Deferred revenue, current	152.2	2,145.8	2.1	30.1
Tax and royalties payable	39.9	562.4	6.1	88.0	18.7	257.3
Total equity and liabilities	$ 7,043.0	R 99,303.3	$ 5,918.2	R 84,923.0	$ 5,905.8	R 81,084.0
Closing R/US$ rate	14.10	14.10	14.35	14.35	13.73	13.73